Income Taxes - Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 6,816	$ 6,760
Tax credits	1,082	551
Accrued liabilities	8,960	6,615
Stock compensation	16,621	11,143
Gift card deferred revenue and redemption liability	1,451	1,346
Other deferred revenue	1,413	1,304
Other	959	310
Total deferred tax assets	37,302	28,029
Deferred tax liabilities:
Intangible assets	(37,095)	(34,473)
Property and equipment	(12,170)	(6,530)
Prepaid expenses	(540)	(907)
Other	(1,339)	(536)
Total deferred tax liabilities	(51,144)	(42,446)
Valuation allowance	(2,463)	(362)
Net deferred tax liabilities	$ (16,305)	$ (14,779)